Equity Compensation - Summary of Changes to Number of Restricted Shares (Details) - Restricted Share Units - shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Fair Value Measurement Of Equity [Line Items]
Number of shares outstanding balance	2,388	1,668
Number of shares converted into common shares	(886)	(206)
Number of shares granted	810	955
Number of shares forfeited	(22)	(20)
Number of shares cancelled		(9)
Number of shares outstanding balance	2,290	2,388